Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.04980%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,285,690.05

Principal:
Principal Collections	$27,262,208.45
Prepayments in Full	$14,316,603.81
Liquidation Proceeds	$823,322.31
Recoveries	$90,340.01
Sub Total	$42,492,474.58
Collections	$46,778,164.63

Purchase Amounts:
Purchase Amounts Related to Principal	$219,946.08
Purchase Amounts Related to Interest	$1,021.62
Sub Total	$220,967.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,999,132.33

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,999,132.33
Servicing Fee	$869,648.95	$869,648.95	$0.00	$0.00	$46,129,483.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,129,483.38
Interest - Class A-2a Notes	$574,518.62	$574,518.62	$0.00	$0.00	$45,554,964.76
Interest - Class A-2b Notes	$399,165.11	$399,165.11	$0.00	$0.00	$45,155,799.65
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$43,251,199.65
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$42,891,859.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,891,859.65
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$42,698,826.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,698,826.90
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,698,826.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,698,826.90
Regular Principal Payment	$41,487,384.02	$41,487,384.02	$0.00	$0.00	$1,211,442.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,211,442.88
Residual Released to Depositor	$0.00	$1,211,442.88	$0.00	$0.00	$0.00
Total		$46,999,132.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,487,384.02
Total					$41,487,384.02

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,480,706.93	$72.03	$574,518.62	$1.76	$24,055,225.55	$73.79
Class A-2b Notes	$18,006,677.09	$72.03	$399,165.11	$1.60	$18,405,842.20	$73.63
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,487,384.02	$26.28	$3,430,656.48	$2.17	$44,918,040.50	$28.45

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$154,233,187.85	0.4731079	$130,752,480.92	0.4010812
Class A-2b Notes	$118,276,984.55	0.4731079	$100,270,307.46	0.4010812
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$960,450,172.40	0.6082879	$918,962,788.38	0.5820125

Pool Information
Weighted Average APR	4.946%	4.961%
Weighted Average Remaining Term	44.85	44.11
Number of Receivables Outstanding	34,335	33,417
Pool Balance	$1,043,578,738.36	$1,000,195,070.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$991,562,752.28	$950,541,754.18
Pool Factor	0.6255046	0.5995011

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$49,653,316.02
Targeted Overcollateralization Amount	$81,232,281.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,232,281.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$761,587.51
(Recoveries)		24	$90,340.01
Net Loss for Current Collection Period			$671,247.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7719%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3427%
Second Prior Collection Period			0.4753%
Prior Collection Period			0.5346%
Current Collection Period			0.7882%
Four Month Average (Current and Prior Three Collection Periods)			0.5352%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,016	$4,626,057.07
(Cumulative Recoveries)			$351,932.44
Cumulative Net Loss for All Collection Periods			$4,274,124.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2562%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,553.21
Average Net Loss for Receivables that have experienced a Realized Loss			$4,206.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	195	$7,916,994.44
61-90 Days Delinquent	0.21%	43	$2,088,101.62
91-120 Days Delinquent	0.06%	10	$635,168.88
Over 120 Days Delinquent	0.01%	7	$144,721.87
Total Delinquent Receivables	1.08%	255	$10,784,986.81

Repossession Inventory:
Repossessed in the Current Collection Period		18	$860,018.30
Total Repossessed Inventory		37	$1,719,812.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1784%
Prior Collection Period			0.1777%
Current Collection Period			0.1795%
Three Month Average			0.1785%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2867%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$2,990,148.18
2 Months Extended	95	$4,050,486.43
3+ Months Extended	20	$1,001,723.33

Total Receivables Extended	184	$8,042,357.94

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer